Share-Based Compensation - Summary of Share Options-Related Activity (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of Options
Number of options, Outstanding at December 31, 2017	191,275
Number of Options, Granted	806,226	0
Number of Options, Forfeited	(20,800)
Number of options, Outstanding at June 30, 2018	976,701
Number of options, Vested and expected to vest as of June 30, 2018	976,701
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding at December 31, 2017	$ 21.00
Weighted Average Exercise Price, Granted	13.87
Weighted Average Exercise Price, Forfeited	12.52
Weighted Average Exercise Price, Outstanding at June 30, 2018	15.39
Weighted Average Exercise Price, Vested and expected to vest as of June 30, 2018	$ 15.39
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years), Outstanding at June 30, 2018	9 years 7 months 2 days
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest as of June 30, 2018	9 years 7 months 2 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding at June 30, 2018	$ 1,676,133
Aggregate Intrinsic Value, Vested and expected to vest as of June 30, 2018	$ 1,676,133